Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net [Line Items]
Subtotal	$ 70,921		¥ 493,739	¥ 414,484
Less: Accumulated depreciation	(46,727)		(325,304)	(241,030)
Property and equipment subject to depreciation	24,194		168,435	173,454
Construction in progress	7,887		54,905	13,906
Total	32,081		223,340	187,360
Depreciation expenses	12,624	¥ 65,704
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	21,430		149,191	149,634
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	17,227		119,934	106,871
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	642		4,466	5,547
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	2,634		18,339	18,334
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	2,224		15,483	6,744
Software [Member]
Property and equipment, net [Line Items]
Subtotal	26,470		184,282	¥ 127,354
Others
Property and equipment, net [Line Items]
Subtotal	$ 294		¥ 2,044